Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		$ 253,366		$ 454,518
Payment cash flows		(130,881)		(281,155)
New liabilities		179,417	[1]	336,216	[2]
Other changes		(15,967)	[3]	(256,213)	[4]
Ending balance		285,935		253,366
Syndicated Term Loan [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		46,505		81,906
Payment cash flows		(7,850)		(28,239)
New liabilities		7,923	[1]		[2]
Other changes		(7,952)	[3]	(7,162)	[4]
Ending balance		38,626		46,505
Other Term Loan [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		51,593		85,645
Payment cash flows		(93,592)		(224,380)
New liabilities		143,786	[1]	193,120	[2]
Other changes		(6,067)	[3]	(2,792)	[4]
Ending balance		95,720		51,593
Lease liabilities [member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		31,747		36,799
Payment cash flows		(6,679)		(8,854)
New liabilities		12,647	[1]	7,283	[2]
Other changes		(3,523)	[3]	(3,481)	[4]
Ending balance		34,192		31,747
Factoring Obligations [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		10,609		9,993
Payment cash flows		(21,943)		(18,779)
New liabilities		14,042	[1]	22,956	[2]
Other changes		(391)	[3]	(3,561)	[4]
Ending balance		2,317		10,609
Bank Overdraft [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		55		902
Payment cash flows		(817)		(903)
New liabilities		1,019	[1]		[2]
Other changes		(177)	[3]	56	[4]
Ending balance		80		55
Senior Note [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		112,857
Payment cash flows
New liabilities			[1]	112,857	[2]
Other changes		2,143	[3]		[4]
Ending balance		$ 115,000		112,857
Put Option Agreement [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance				239,273
New liabilities	[2]
Other changes	[4]			$ (239,273)

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $32,358 and new lease liabilities for $12,647.
[2]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $48,138 and acquisition of right-of-use assets $7,283.
[3]	Other changes include exchange differences, the write-off of the Notes unamortized transaction costs of $1,600 due to the debt extinguishment, and cost amortization of $360.
[4]	Other changes include exchange differences and the termination of the put option agreements in exchange for new equity instruments in Procaps Group, S.A.